Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

12. Income Taxes

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2014	2013
Domestic	$(1,996,387)	$(3,879,447)
Foreign	444,879	196,862
Total	$(1,551,508)	$(3,682,585)

The difference between the effective rate reflected in the provision for income taxes on loss before taxes and the amounts determined by applying the applicable statutory U.S. tax rate are analyzed below:

	Year Ended December 31,
	2014	2013
United States federal income tax rate	34.00%	34.00%
State taxes, net of federal benefit	6.27%	5.28%
Permanent differences	50.55%	(4.58)%
Change in valuation allowance	(84.54)%	(31.36)%
Expiration of state net operating loss carryforward	(16.20)%	(7.20)%
Research and development credits	0%	5.05%
Change in State Rate	12.52%	0%
Other	(2.60)%	(1.19)%
Effective tax rate	0.00%	0.00%
The Company’s deferred tax assets consist of the following:

	2014	2013
Net operating loss carryforwards	$15,491,353	$14,174,494
Research and development credit carryforwards	1,190,024	1,190,023
Capitalized research and development	4,823,160	5,590,524
Nonqualified stock option	100,712	98,236
Warrants issued for services	587	383
Depreciation and amortization	0	594
Start-up costs/organization costs	26,938	26,276
Cash versus accrual adjustments	1,979,847	1,220,390
Total deferred tax assets	23,612,621	22,300,920
Valuation allowance	(23,612,621)	(22,300,920)
Net deferred tax asset	$—	$—
As of December 31, 2014, the Company has federal, and state net operating loss carryforwards of approximately $39,642,444 and $26,260,965, respectively, to offset future federal and state taxable income, which expire at various times through 2034. The Company has foreign net operating loss carryforwards of $4,623,428 as of December 31, 2014, which can be carried forward indefinitely. As of December 31, 2014, the Company also has federal, state and foreign research and development tax credit carryforwards of approximately $894,872, $270,647, and $24,505, respectively, to offset future income taxes, which expire at various times through 2034. The federal and state net operating loss and research tax credit carryforwards may be subject to the limitations provided in the Internal Revenue Code (“IRC”) Sections 382 and 383.
The Company files United States federal income tax returns and income tax returns in the Commonwealth of Massachusetts as well as foreign tax returns for its subsidiary in France. The Company is not under examination by any jurisdiction for any tax year.
The Company has recorded a valuation allowance against its United States deferred tax assets in each of the years ended December 31, 2014 and 2013 because the Company’s management believes that it is more likely than not that these assets will not be realized. The valuation allowance increased by $1,311,700 and $1,156,590 during the year ended December 31, 2014 and 2013, respectively, primarily as a result of net operating losses.
As of December 31, 2014, the Company had no unrecognized tax benefits or related interest and penalties accrued. The Company will recognize interest and penalties related to tax positions in income tax expense. The Company has not, as yet, conducted a study of R&D credit carryforwards. This study may result in an adjustment to the Company’s R&D credit carryforwards, however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position.
The net operating loss and tax credit carryforwards are subject to review by the Internal Revenue Service in accordance with the provisions of Section 382 of the Internal Revenue Code. Under this Internal Revenue Code section, substantial changes in the Company’s ownership may limit the amount of net operating loss carryforwards that could be utilized annually in the future to offset the Company’s taxable income. Specifically, this limitation may arise in the event of a cumulative change in ownership of the Company of more than 50% within a three-year period. Any such annual limitation may significantly reduce the utilization of the Company’s net operating loss carryforwards before they expire. The closing of the Company’s initial public offering, alone or together with transactions that have occurred or that may occur in the future, may trigger an ownership change pursuant to Section 382, which could limit the amount of research and development and net operating loss carryforwards that could be utilized annually in the future to offset the Company’s taxable income, if any. Any such limitation, whether as the result of the Company’s initial public offering, sales of common stock by the Company’s existing stockholders or additional sales of common stock by the Company after its initial public offering, could have a material adverse effect on the Company’s results of operations in future years.